Cover	Apr. 14, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 14, 2020
Entity Registrant Name	GENERAL MOTORS COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34960
Entity Tax Identification Number	27-0756180
Entity Address, Address Line One	300 Renaissance Center,
Entity Address, City or Town	Detroit,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48265
City Area Code	313
Local Phone Number	667-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	GM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001467858
Amendment Flag	false